Stock Option Plans and Warrants to Purchase Common Stock (Details 4) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Summary of options/warrants activity
Beginning Balance, weighted average options/warrants exercise price	$ 11.90
Ending Balance, weighted average options/warrants exercise price			$ 11.90
Warrant [Member]
Summary of options/warrants activity
Beginning Balance	492,612	726,950	726,950	815,653
Granted				116,932
Exercised			(174,643)	(58,608)
Expired/Cancelled			(59,695)	(147,027)
Ending Balance			492,612	726,950
Beginning Balance, weighted average options/warrants exercise price	$ 7.40	$ 11.50	$ 11.50	$ 21.70
Granted, weighted average options/warrants exercise price	$ 7.40	$ 8.10
Exercised, weighted average options/warrants exercise price			6.40	16.50
Expired, weighted average warrant exercise price			55.90	34.90
Ending Balance, weighted average options/warrants exercise price			$ 7.40	$ 11.50